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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended December 31, 2009

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	January 26, 2010

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total (x $1000):   $749,254

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:					 Item 2:			Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer				 Title of Class		CUSIP  #		Fair Mkt 	Shares of 	Investment	Managers		Voting Authority
				 						Value	 Principal	Discretion		See Instr. V	(Shares)
										(x $1000)	Amount	(c) Shared-Other			(b) Shared

ACACIA RESEARCH - ACACIA TEC	common stock	3881307	 $25,736 	 2,825,000 	other	1	x
AEROPOSTALE INC			common stock	7865108	 $15,323 	 450,000 	other	1	x
AKAMAI TECHNOLOGIES		common stock	00971T101	 $16,598 	 655,000 	other	1	x
ALKERMES INC			common stock	01642T108	 $9,410 	 1,000,000 	other	1	x
ANADARKO PETROLEUM CORP	common stock	32511107	 $8,739 	 140,000 	other	1	x
APPLE INC				call option		37833100	 $21,073 	 100,000 	other	1	x
APPLE INC				common stock	37833100	 $47,415 	 225,000 	other	1	x
BED BATH & BEYOND INC		common stock	75896100	 $9,653 	 250,000 	other	1	x
BEST BUY CO INC			common stock	86516101	 $15,784 	 400,000 	other	1	x
BEST BUY CO INC 			call option		86516101	 $9,865 	 250,000 	other	1	x
BIOVAIL CORP			common stock	09067J109	 $17,799 	 1,275,000 	other	1	x
CADENCE DESIGN SYS INC		common stock	127387108	 $15,724 	 2,625,000 	other	1	x
CEPHALON INC 			call option		156708109	 $4,994 	 80,000 	other	1	x
COLLECTIVE BRANDS INC		common stock	19421W100	 $14,801 	 650,000 	other	1	x
DECKERS OUTDOOR CORP		common stock	243537107	 $35,602 	 350,000 	other	1	x
DECKERS OUTDOOR CORP 		call option		243537107	 $25,430 	 250,000 	other	1	x
DOLE FOOD CO INC			common stock	256603101	 $7,446 	 600,000 	other	1	x
FOOT LOCKER INC			common stock	344849104	 $7,798 	 700,000 	other	1	x
HUMANA INC				common stock	444859102	 $13,167 	 300,000 	other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	 $11,403 	 900,000 	other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $18,323 	 441,400 	other	1	x
KINETIC CONCEPTS INC		common stock	49460W208	 $2,824 	 75,000 	other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	 $26,737 	 860,000 	other	1	x
LIZ CLAIBORNE INC			common stock	539320101	 $8,445 	 1,500,000 	other	1	x
MANITOWOC COMPANY INC		common stock	563571108	 $7,727 	 775,000 	other	1	x
MCDONALDS CORP 			call option		580135101	 $15,610 	 250,000 	other	1	x
MCKESSON CORP			common stock	58155Q103	 $6,250 	 100,000 	other	1	x
MGIC INVESTMENT CORP		common stock	552848103	 $8,670 	 1,500,000 	other	1	x
MOMENTA PHARMACEUTICALS INC	common stock	60877T100	 $5,040 	 400,000 	other	1	x
MOMENTA PHARMACEUTICALS INC call option		60877T100	 $1,260 	 100,000 	other	1	x
MONSTER WORLDWIDE INC		common stock	611742107	 $26,535 	 1,525,000 	other	1	x
MOSAIC CO/THE			common stock	61945A107	 $5,376 	 90,000 	other	1	x
NAVISTAR INTERNATIONAL		common stock	63934E108	 $7,344 	 190,000 	other	1	x
OPENTABLE INC			common stock	68372A104	 $12,985 	 510,000 	other	1	x
PENN NATIONAL GAMING INC	common stock	707569109	 $16,314 	 600,000 	other	1	x
PENTAIR INC				common stock	709631105	 $12,067 	 373,600 	other	1	x
PERKINELMER INC			common stock	714046109	 $6,177 	 300,000 	other	1	x
PETROHAWK ENERGY CORP		common stock	716495106	 $7,797 	 325,000 	other	1	x
RESMED INC				common stock	761152107	 $10,454 	 200,000 	other	1	x
SANDRIDGE ENERGY INC		common stock	80007P307	 $4,008 	 425,000 	other	1	x
SCHLUMBERGER LTD			common stock	806857108	 $6,509 	 100,000 	other	1	x
SHAW GROUP INC			common stock	820280105	 $6,038 	 210,000 	other	1	x
SOLUTIA INC				common stock	834376501	 $4,763 	 375,000 	other	1	x
SOTHEBY'S				common stock	835898107	 $14,612 	 650,000 	other	1	x
STERICYCLE INC			common stock	858912108	 $13,793 	 250,000 	other	1	x
TENCENT HOLDINGS LTD		common stock	B01CT30	 $326 	 15,000 	other	1	x
TIVO INC				common stock	888706108	 $13,743 	 1,350,000 	other	1	x
UNITEDHEALTH GROUP INC		common stock	91324P102	 $11,430 	 375,000 	other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $24,493 	 700,000 	other	1	x
VISA INC-CLASS A SHARES	common stock	92826C839	 $48,103 	 550,000 	other	1	x
VISA INC-CLASS A SHARES 	call option		92826C839	 $21,865 	 250,000 	other	1	x
VISTAPRINT NV 			put option		N93540107	 $5,666 	 100,000 	other	1	x
WALGREEN CO				common stock	931422109	 $8,905 	 242,500 	other	1	x
WELLPOINT INC			common stock	94973V107	 $8,744 	 150,000 	other	1	x
WELLS FARGO & CO			common stock	949746101	 $8,097 	 300,000 	other	1	x
WHOLE FOODS MARKET INC		common stock	966837106	 $4,118 	 150,000 	other	1	x
XENOPORT INC			common stock	98411C100	 $4,354 	 234,700 	other	1	x
   TOTAL			 						$749,254
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